Financial instruments - Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Marketable Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 148,537	¥ 86,339
Non-marketable equity instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	318,952	302,488
Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 467,489	¥ 388,827